Financing Arrangements Revolving Credit Agreement - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Apr. 04, 2016	Dec. 31, 2015
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 250.0
Debt Instrument, Interest Rate, Stated Percentage			3.25%
Unrestricted cash covenant		$ 400.0
Line of Credit Facility, Cash Institution Covenant		$ 200.0
Letters of Credit Outstanding, Amount	11.1			$ 11.6
Line of Credit [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 45.0
Minimum [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage	0.25%
Maximum [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage	0.40%
Geographic Distribution, Domestic [Member]
Line of Credit Facility [Line Items]
Line of Credit, Secured, Outstanding Stock Percentage	100.00%
Geographic Distribution, Foreign [Member]
Line of Credit Facility [Line Items]
Line of Credit, Secured, Outstanding Stock Percentage	65.00%
Alternative Base Rate [Member] | Minimum [Member] | Line of Credit [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	0.50%
Alternative Base Rate [Member] | Maximum [Member] | Line of Credit [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	2.25%